Annual Fund Operating Expenses - FORT PITT CAPITAL TOTAL RETURN FUND	Feb. 27, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
FORT PITT CAPITAL TOTAL RETURN FUND
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.49%
Expenses (as a percentage of Assets)	1.25%
Fee Waiver or Reimbursement	(0.25%)
Net Expenses (as a percentage of Assets)	1.00%	[1]

[1]	Focus Partners Wealth, LLC (the “Advisor”), has contractually agreed to waive all or a portion of its management fees and reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses (“AFFE”), extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees or any other class-specific expenses) do not exceed 1.00% of the Fund’s average daily net assets (“Expense Cap”). The Expense Cap will remain in effect through at least February 28, 2027, and may be amended or terminated only by the Fund’s Board of Trustees (the “Board”). The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived, payments made or expenses reimbursed to the Fund for a period ending 36 months after the date of the waiver, payment or reimbursement. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived, payments made or expenses reimbursed, or (b) the expense limitation amount in effect at the time of the reimbursement.